REVENUE RECOGNITION (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Revenue Recognition [Abstract]
Rebates	$ 3,447	$ 2,842
Chargebacks	1,124	1,129
Returns	634	593
Other	184	186
Sales reserves and allowances	6,759	5,849
Medicaid	$ 1,370	$ 1,099